Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	[1]	$ 9,245
Net book value at ending of the year		8,988	$ 9,245	[1]
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		11,375	12,732
Transfers from E&E			9,514
Acquisition of Arena Minerals			55
Additions		971	124,186
Disposals		(701)	(380)
Assets distributed upon separation			(134,732)
Net book value at ending of the year		11,645	11,375
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		(2,130)	(3,706)
Depreciation for the period		758	2,140
Disposals		231	166
Assets distributed upon separation			(3,550)
Net book value at ending of the year		(2,657)	(2,130)
Thacker Pass Project
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		0
Net book value at ending of the year		0	0
Thacker Pass Project | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		0	0
Transfers from E&E			9,514
Acquisition of Arena Minerals			0
Additions		0	118,454
Disposals		0	0
Assets distributed upon separation			(127,968)
Net book value at ending of the year		0	0
Thacker Pass Project | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		0	0
Depreciation for the period		0	0
Disposals		0	0
Assets distributed upon separation			0
Net book value at ending of the year		0	0
Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		4,857
Net book value at ending of the year		5,437	4,857
Buildings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		5,203	1,674
Transfers from E&E			0
Acquisition of Arena Minerals			0
Additions		660	3,529
Disposals		0	0
Assets distributed upon separation			0
Net book value at ending of the year		5,863	5,203
Buildings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		(346)	(106)
Depreciation for the period		80	240
Disposals		0	0
Assets distributed upon separation			0
Net book value at ending of the year		(426)	(346)
Equipment and Machinery
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		2,576
Net book value at ending of the year		2,549	2,576
Equipment and Machinery | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		2,716	4,991
Transfers from E&E			0
Acquisition of Arena Minerals			0
Additions		0	239
Disposals		0	(98)
Assets distributed upon separation			(2,416)
Net book value at ending of the year		2,716	2,716
Equipment and Machinery | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		(140)	(1,327)
Depreciation for the period		27	466
Disposals		0	0
Assets distributed upon separation			(1,653)
Net book value at ending of the year		(167)	(140)
Other
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		1,812
Net book value at ending of the year		1,002	1,812
Other | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		3,456	6,067
Transfers from E&E			0
Acquisition of Arena Minerals			55
Additions		311	1,964
Disposals		(701)	(282)
Assets distributed upon separation			(4,348)
Net book value at ending of the year		3,066	3,456
Other | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		(1,644)	(2,273)
Depreciation for the period		651	1,434
Disposals		231	166
Assets distributed upon separation			(1,897)
Net book value at ending of the year		$ (2,064)	$ (1,644)

[1]	The comparative information has been reclassified as discussed in Note 13 and Note 14.